Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximu m aggregate amount of this offering is $750,000,000.